FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

   Report for six month period ending:          /      /      (a)
                or fiscal year ending:       12 /  31  / 00   (b)

  Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing: (Y/N):                            N
                                                                            ---
                                                                            Y/N

Those items or sub-items with a box "|X|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Separate Account No. 49 of The Equitable Life Assurance Society of the United States

     B.  File Number: 811-07659

     C.  Telephone Number: (212) 314-5651

2.   A.  Street: 1290 Sixth Avenue

     B.  City: New York            C.   State: NY  D. Zip Code: 10104  Zip Ext:

     E.  Foreign Country:               Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)              N
                                                                            ---
                                                                            Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)               N
                                                                            ---
                                                                            Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)         N
                                                                            ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]          Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
                                                                            ---
     [If answer is "Y" (Yes), complete only items 111 through 132.]         Y/N

7.   A.  Is Registrant a series or multiple portfolio company? (Y/N)
                                                                            ---
         [If answer is "N" (No), go to item 8.]                             Y/N

     B. How many separate series or portfolios did Registrant have at the end of the period?
                                                                         ------


SCREEN NUMBER:  01                  PAGE NUMBER:  01              NEXT SCREEN:

For period ending:         12/31/00            If filing more than one
File number 811-           07659               Page 47, "X" box:            |_|


                UNIT INVESTMENT TRUSTS

111.   A.  |X|  Depositor Name: The Equitable Life Assurance Society of the
                United States
       B.  |X|  File Number (If any): 811-07659
       C.  |X|  City: New York  State: NY  Zip Code: 10104  Zip Ext:
           Foreign Country:                Foreign Postal Code:

111.   A.  |X|  Depositor Name:
       B.  |X|  File Number (If any):
       C.  |X|  City:           State:     Zip Code:        Zip Ext:
           Foreign Country:                Foreign Postal Code:

112.   A.  |X|  Sponsor Name: The Equitable Life Assurance Society of the
                United States
       B.  |X|  File Number (If any): 811-07659
       C.  |X|  City: New York  State: NY  Zip Code: 10104  Zip Ext:
           Foreign Country:                Foreign Postal Code:

112.   A.  |X|  Sponsor Name:
       B.  |X|  File Number (If any):
       C.  |X|  City:           State:     Zip Code:        Zip Ext:
           Foreign Country:                Foreign Postal Code:

PAGE NUMBER:  47

For period ending:         12/31/00            If filing more than one
File number 811-           07659               Page 48, "X" box:            |_|

113.   A.  |X|  Trustee Name:
       B.  |X|  City:           State:     Zip Code:        Zip Ext:
           Foreign Country:                Foreign Postal Code:

113.   A.  |X|  Trustee Name:
       B.  |X|  City:           State:     Zip Code:        Zip Ext:
           Foreign Country:                Foreign Postal Code:

114.   A.  |X|  Principal Underwriter Name: Equitable Distributors, Inc.
       B.  |X|  File Number : 8-20926
       B.  |X|  City: New York  State: NY  Zip Code: 10104  Zip Ext:
           Foreign Country:                Foreign Postal Code:

114.   A.  |X|  Principal Underwriter Name:
       B.  |X|  File Number : 8-
       B.  |X|  City:           State:     Zip Code:        Zip Ext:
           Foreign Country:                Foreign Postal Code:

115.   A.  |X|  Independent Public Accountant Name: PricewaterhouseCoopers LLP
       B.  |X|  City: New York  State: NY  Zip Code: 10036  Zip Ext:
           Foreign Country:                Foreign Postal Code:

115.   A.  |X|  Independent Public Accountant Name:
       B.  |X|  City:           State:     Zip Code:        Zip Ext:
           Foreign Country:                Foreign Postal Code:

PAGE NUMBER:  48

For period ending:         12/31/00            If filing more than one
File number 811-           07659               Page 49, "X" box:          |_|

116.   Family of investment companies information:

       A.  |X|  Is Registrant part of a family of investment
                companies? (Y/N)                                             N
                                                                            ---
                                                                            Y/N
       B. |X| Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  |X|  Is Registrant a separate account of an insurance
                company? (Y/N)                                               Y
                                                                            ---
                                                                            Y/N
                If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B.  |X|  Variable annuity contracts? (Y/N)                            Y
                                                                            ---
                                                                            Y/N

       C.  |X|  Scheduled premium variable life contracts? (Y/N)             N
                                                                            ---
                                                                            Y/N

       D.  |X|  Flexible premium variable life contracts? (Y/N)              N
                                                                            ---
                                                                            Y/N

       E.  |X|  Other types of insurance products registered under           N
                                                                            ---
                the Securities Act of 1933? (Y/N)                           Y/N

118.   |X| State the number of series existing at the end of the period that
           had securities registered under the Securities Act of 1933        32
                                                                         ------

119.   |X| State the number of new series for which registration statements under the Securities Act of 1933 became effective during
           the period                                                         4
                                                                         ------

120.   |X| State the total value of the portfolio securities on the
           date of deposit for the new series included in item 119
           ($000's omitted)                                              $    0
                                                                         ------

121.   |X| State the number of series for which a current prospectus
           was in existence at the end of the period                         32
                                                                         ------

122.   |X| State the number of existing series for which additional
           units were registered under the Securities Act of 1933
           during the current period                                         32
                                                                         ------

PAGE NUMBER:  49

For period ending:         12/31/00            If filing more than one
File number 811-           07659               Page 50, "X" box:            |_|

123.   |X| State the total value of the additional units considered in
           answering item 122 ($000's omitted)                      $11,880,777
                                                                        --------
124.   |X| State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the subsequent series) ($000's omitted)                   $      0
                                                                        --------

125.   |X| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
           ($000's omitted)                                             $      0
                                                                        --------

126.   |X| Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
           series). ($000's omitted)                                    $      0
                                                                        --------

127.   |X| List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                            Number of          Total Assets         Total Income
                                                              Series              ($000's          Distributions
                                                            Investing            omitted)         ($000's omitted)
A.    U.S. Treasury direct issue                                                $                     $
B.    U.S. Government agency                                                    $                     $
C.    State and municipal tax-free                                              $                     $
D.    Public utility debt                                                       $                     $
E.    Brokers or dealers debt or debt of
          brokers' or dealers' parent                                           $                     $
F.    All other corporate intermed. & long-term debt                            $                     $
G.    All other corporate short-term debt                                       $                     $
H.    Equity securities of brokers or dealers or
      parents of brokers or dealers                                             $                     $
I.    Investment company equity securities                                      $                     $
J.    All other equity securities                                               $                     $
K.    Other securities                                         32               $6,490,550            $498,404
L.    Total assets of all series of Registrant                 32               $6,490,550            $498,404

PAGE NUMBER:  50

For period ending:         12/31/00            If filing more than one
File number 811-           07659               Page 51, "X" box:            |_|

128.   |X| Is the timely payment of principal and interest on any
           of the portfolio securities held by any of Registrant's
           series at the end of the current period insured or
           guaranteed by an entity other than the issuer? (Y/N)              N
                                                                            ---
                                                                            Y/N

           [If answer is "N" (No), go to item 131.]

129.   |X| Is the issuer of any instrument covered in item 128
           delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)
                                                                            ---
                                                                            Y/N
           [If answer is "N" (No), go to item 131.]

130.   |X| In computations of NAV or offering price per unit, is any
           part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees? (Y/N)
                                                                            ---
                                                                            Y/N

131.   Total expenses incurred by all series of Registrant during the
       current reporting period ($000's omitted)                         $85,062
                                                                         ------

132.   |X| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

       811-    07659         811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-
       811-                  811-                   811-                   811-                   811-

PAGE NUMBER:  51

This report is signed on behalf of the Registrant in the City and State of New York on the 28th day of February 2001.



       The Equitable Life Assurance Society of the United States and its Separate Account No. 49

Witness:  /s/ Abhay R. Shah              By:  /s/ Rosemarie Albrizio
          -----------------                   ----------------------
              Abhay R. Shah                       Rosemarie Albrizio
              Assistant Vice President            Vice President

PAGE NUMBER:  52